7. Senior Debt: Schedule of Senior Debt (Details) - Senior Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt, Weighted Average Interest Rate	2.69%	3.15%	3.17%
Short-term Debt, Maximum Amount Outstanding During Period	$ 409,792	$ 388,489	$ 335,186
Short-term Debt, Average Outstanding Amount	$ 400,508	$ 356,980	$ 322,808
Debt, Weighted Average Interest Rate during period	3.10%	3.32%	3.33%
Notes Payable to Banks
Debt, Weighted Average Interest Rate	3.93%	3.75%	3.75%
Short-term Debt, Maximum Amount Outstanding During Period	$ 45	$ 45	$ 45
Short-term Debt, Average Outstanding Amount	$ 1	$ 1	$ 1
Debt, Weighted Average Interest Rate during period	3.75%	3.75%	3.75%
Senior Demand Notes
Debt, Weighted Average Interest Rate	1.48%	1.73%	1.73%
Short-term Debt, Maximum Amount Outstanding During Period	$ 73,167	$ 71,001	$ 60,561
Short-term Debt, Average Outstanding Amount	$ 68,918	$ 61,713	$ 58,328
Debt, Weighted Average Interest Rate during period	1.53%	1.72%	1.72%
Commercial Paper
Debt, Weighted Average Interest Rate	2.96%	3.47%	3.48%
Short-term Debt, Maximum Amount Outstanding During Period	$ 339,330	$ 317,488	$ 276,656
Short-term Debt, Average Outstanding Amount	$ 331,589	$ 295,263	$ 264,479
Debt, Weighted Average Interest Rate during period	3.26%	3.48%	3.49%